Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)		$ (106,139)	$ (114,197)		$ (81,074)
Adjusted weighted average number of outstanding shares, used to calculate both basic and diluted net result per share		45,547,359	44,820,279		42,503,447
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)		$ (2.33)	$ (2.55)	[1]	$ (1.91)	[1]
Basic earnings from discontinued operations per share ($ /share)	[1]	(0.16)	(0.39)		(0.65)
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)		(2.33)	(2.55)	[1]	(1.91)	[1]
Diluted earnings from discontinued operations per share ( $ /share)	[1]	$ (0.16)	$ (0.39)		$ (0.65)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)